Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Impaired Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Level III [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value estimate	6,539	8,663
Level III [Member] | Appraisal of Collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value estimate	2,490	1,193
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value estimate	9,029	9,856
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value estimate	9,029	9,856
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	2 months	3 months
Discount rate	3.10%	7.10%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	28 years	29 years
Discount rate	8.30%	12.00%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	62 months	62 months
Discount rate	4.60%	7.50%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Liquidation expense	(10.00%)	(10.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(20.00%)	(20.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(25.00%)	(25.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(24.00%)	(24.00%)